Share-based payment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-based payment
Note 20 – Share-based payment

ITAÚ UNIBANCO HOLDING and its subsidiaries have share-based payment plans aimed at involving its management members and employees in the medium and long term corporate development process.

The grant of these benefits is only made in years in which there are sufficient profits to permit the distribution of mandatory dividends, limiting dilution to 0.5% of the total shares held by the controlling and minority stockholders at the balance sheet date. These programs are settled through the delivery of ITUB4 treasury shares to stockholders.

Expenses on share-based payment plans are presented in the table below:

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Partner Plan	(241)	(242)	(226)
Share-based plan	(489)	(384)	(377)

Total	(730)	(626)	(603)

l – Partner Plan

The program enables employees and managers of ITAÚ UNIBANCO HOLDING to invest a percentage of their bonus to acquire shares and share-based instruments. There is a lockup period of from three to five years, counted from the initial investment date, and the shares are thus subject to market price variations. After complying with the preconditions outlined in the program, beneficiaries are entitled to receive shares as consideration, in accordance with the number of shares indicated in the regulations.

The acquisition price of shares and share-based instruments is established every six months as the average of the share price over the last 30 days, which is performed on the seventh business day prior to the remuneration grant date.

The fair value of the consideration in shares is the market price at the grant date, less expected dividends.

Change in the Partner Program

	01/01 to 12/31/2020	01/01 to 12/31/2019
	Quantity	Quantity
Opening balance	39,305,211	48,871,182

New	10,488,126	8,096,700
Delivered	(11,408,109)	(15,627,167)
Cancelled	(2,093,468)	(2,035,504)

Closing balance	36,291,760	39,305,211

Weighted average of remaining contractual life (years)	1.69	1.59

Market value weighted average (R$)	23.37	25.49

II – Variable compensation

In this plan, 50% of variable compensation of managers is paid in cash and 50% is paid in shares for a period of three years. Shares are delivered on a deferred basis, of which one-third per year, will be contingent upon the executive’s permancence in the institution. The deferred unpaid portions may be reversed proportionally to a significant reduction in the recurring income realized or the negative income for the period.

Management members become eligible for the receipt of these benefits according to individual performance, business performance or both. The benefit amount is established according to the activities of each management member who should meet at least the performance and conduct requirements.

The fair value of the share is the market price at its grant date.

Change in share-based variable compensation

	01/01 to 12/31/2020	01/01 to 12/31/2019
	Quantity	Quantity
Opening balance	20,220,934	25,016,145

New	18,329,108	9,794,250
Delivered	(10,574,321)	(14,237,280)
Cancelled	(568,490)	(352,181)

Closing balance	27,407,231	20,220,934

Market value weighted average (R$)	31.22	37.55

Ill – Stock Option Plan (Simple Options)

ITAÚ UNIBANCO HOLDING had a Stock Option Plan (“Simple Options”), which was discontinued, and the last options were vested in 2019.

Simple options have the following characteristics:

a)
Exercise price:
calculated as the average prices of shares in the three months of the year prior to the grant date. The prices determined are inflation-adjusted to the last business day of the month prior to the option exercise date in line with the IGP-M inflation index or, in its absence, an index to be determined internally, and must be paid according to the regulations for the settlement of trading on B3.

b)	Vesting period: determined upon issue, from one to seven years, counted from the grant date. The vesting period is normally five years.

Change in the Simple options plan

	01/01 to 12/31/2020		01/01 to 12/31/2019
	Quantity	Weighted average exercise price	Quantity	Weighted average exercise price
Opening balance	—	—	3,089,599	22.11
Options vested at the end of the period	—	—	3,089,599	22.11

Options:
Canceled / Forfeited (*)	—	—	(72,318)	24.36
Exercised	—	—	(3,017,281)	22.68

Closing balance	—	—	—	—
Options vested at the end of the period	—	—	—	—

Range of exercise prices		—		22.95
Weighted average of the remaining contractual life (in years)		—		—

Market value weighted average (R$)		—		36.34

(*)	Refers to non-vesting based on the beneficiary’s decision.